Income Taxes (Details 2) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Insurance claims and reserves	$ 426	$ 396
Other, net	18	14
Total deferred tax assets	444	410
Deferred tax liabilities:
Investment securities	(209)	(487)
Deferred policy acquisition costs	(266)	(129)
Total deferred tax liabilities	(475)	(616)
Net deferred tax assets (liabilities)	(31)	(206)
Excluding Unrealized Gains [Member]
Deferred tax assets:
Insurance claims and reserves	404	357
Other, net	22	25
Total deferred tax assets	426	382
Deferred tax liabilities:
Investment securities	(6)	(23)
Deferred policy acquisition costs	(348)	(313)
Total deferred tax liabilities	(354)	(336)
Net deferred tax assets (liabilities)	72	46
Impact of Unrealized Gains [Member]
Deferred tax assets:
Insurance claims and reserves	22	39
Other, net	(4)	(11)
Total deferred tax assets	18	28
Deferred tax liabilities:
Investment securities	(203)	(464)
Deferred policy acquisition costs	82	184
Total deferred tax liabilities	(121)	(280)
Net deferred tax assets (liabilities)	$ (103)	$ (252)